DEFERRED REVENUE AND OTHER DEFERRED LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Deferred Revenue and Other Deferred Liability
Deferred revenue and other deferred liabilities consist of the following:

	March 31, 2024	December 31, 2023
	$	$
Deferred revenue related to the U.S. Environmental Protection Agency ("EPA") Clean School Bus Program (Note 6.1)	11,241,959	16,293,067
Deferred liabilities related to the non-repayable financial contribution under Project Innovation Program for the Development of a Mobilizing Project (Note 6.2)	—	1,622,433
Other deferred liabilities	735,011	351,639
Deferred revenue and other deferred liabilities	11,976,970	18,267,139